SUPPLEMENT TO THE

AMENDED AND RESTATED DECLARATION OF TRUST

OF

EAGLE POINT ENHANCED INCOME TRUST

RELATING TO

SERIES A TERM CUMULATIVE PREFERRED SHARES DUE 2029

Supplement to Amended and Restated Declaration of Trust (the “Supplement”) made as of November 15, 2024 by the Trustees hereunder

WHEREAS, the Trustees of Eagle Point Enhanced Income Trust, a Delaware statutory trust (the “Fund”), may authorize and issue preferred shares of the Fund having such terms, rights, preferences, privileges, limitations and restrictions as the Trustees see fit under Sections 6.1 and 6.2 of the Fund’s Amended and Restated Declaration of Trust made as of July 30, 2024 (the “Original Declaration of Trust,” as restated, amended or supplemented from time to time, together with this Supplement is referred to herein as the “Declaration of Trust”) without the approval of any holders of shares of beneficial interests in the Fund; and

WHEREAS, the Trustees have made this Supplement to the Original Declaration of Trust to establish the terms, rights, preferences, privileges, limitations and restrictions of the Series A Term Cumulative Preferred Shares due 2029 of the Fund.

NOW, THEREFORE, the Trustees hereby supplement the Original Declaration of Trust to authorize the issuance by the Fund of its Series A Term Cumulative Preferred Shares due 2029 as follows:

ARTICLE I

NUMBER OF SHARES; RANKING

1.1. A series of 25,000 preferred shares of beneficial interest authorized by the Original Declaration of Trust are hereby designated as the Series A Term Cumulative Preferred Shares due 2029 (the “Series A Term Preferred Shares”). Each Series A Term Preferred Share shall have such preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Original Declaration of Trust, as are set forth in this Supplement. The Series A Term Preferred Shares shall constitute a separate series of Shares (as defined below) and each Series A Term Preferred Share shall be identical. No fractional Series A Term Preferred Share shall be issued.

1.2. The Series A Term Preferred Shares shall rank on parity with any other preferred shares of beneficial interest hereafter authorized and issued by the Fund of a class having priority over any other class as to distribution of assets or payments of dividends, as to the payment of dividends and as to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund (collectively with the Series A Term Preferred Shares, the “Preferred Shares”). The Series A Term Preferred Shares shall have preference with respect to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund over the common shares of beneficial interest (the “Common Shares” and, together with the Preferred Shares, the “Shares”), of the Fund as set forth herein.

1.3. No individual, partnership, trust, corporation, limited liability company, unincorporated association, joint venture or other entity, or government or any agency or political subdivision thereof (each, a “Person”) in whose name the Series A Term Preferred Shares or any other security issued by the Fund is registered in the registration books of the Fund maintained by Equiniti Trust Company, LLC and its successors, or any other redemption and paying agent appointed by the Fund with respect to the Series A Term Preferred Shares (the “Redemption and Paying Agent”) or otherwise (such Person, a “Holder”), shall have, solely by reason of being such a Holder, any preemptive or other right to acquire, purchase or subscribe for any Series A Term Preferred Shares, other Preferred Shares, Common Shares or other securities of the Fund that it may hereafter issue or sell.

ARTICLE II

DIVIDENDS AND DISTRIBUTIONS

2.1. The Holders of Series A Term Preferred Shares shall be entitled to receive, when, as and if declared by, or under authority granted by, the Board of Trustees of the Fund (the “Board of Trustees”), out of funds legally available therefor and in preference to dividends and distributions on the Common Shares, cumulative cash dividends and distributions on each Series A Term Preferred Share, calculated separately for each Dividend Period (as defined below) in an amount equal to the Term SOFR Rate (as defined below) for such Dividend Period plus 4.50% (450 basis points) per annum (the “Floating Dividend Rate”) as adjusted, if a Default Period (as defined below) shall be in existence on such date, in accordance with the provisions of Section 2.8 (the “Dividend Rate”) in effect from time to time for the Series A Term Preferred Shares during such Dividend Period, computed on the basis of a 360-day year consisting of four 90-day quarters, on an amount equal to $1,000 (the “Liquidation Preference”) for each Series A Term Preferred Share, and no more. In the case of each Series A Term Preferred Share issued on November 15, 2024 (the “Date of Original Issue”), dividends and distributions on such Series A Term Preferred Shares shall accumulate from the Date of Original Issue. In the case of a Series A Term Preferred Share issued on a date subsequent to the Date of Original Issue, (a) if such share is issued before the Record Date (as defined below) for the Dividend Period in which such share is issued, dividends and distributions on such Series A Term Preferred Share shall accumulate from the first day of such Dividend Period and (b) if such share is issued after the Record Date for the Dividend Period in which such share is issued, dividends and distributions on such Series A Term Preferred Share shall accumulate from the first day of the Dividend Period immediately following the issuance of such share. Dividends and distributions on all Series A Term Preferred Shares shall be payable quarterly in arrears as provided in Section 2.2. The amount of dividends payable on the Series A Term Preferred Shares on any date prior to the end of a Dividend Period, and for the initial Dividend Period, will be computed on the basis of actual days elapsed over a 90-day quarter.

Notwithstanding the above, if the Term SOFR Rate is unavailable for any Dividend Period, the Fund shall use, as a substitute for the Term SOFR Rate and for each future Floating Dividend Rate, the “Alternative Rate”, which is an alternative reference rate selected by the Board of Trustees, including a majority of the independent trustees, of the Fund that is consistent with accepted market practice. As part of such substitution, the Fund shall make such adjustments to the Alternative Rate or the spread thereon, as well as the Business Day convention, the Floating Dividend Rate and related provisions and definitions, in each case that are consistent with accepted market practice for the use of such Alternative Rate for preferred equity such as the Series A Term Preferred Shares.

“Dividend Period” means, with respect to each Series A Term Preferred Share then Outstanding (as defined below), in the case of the first Dividend Period, the period beginning on and including the Date of Original Issue and ending on, but excluding February 15, 2025 and, for each subsequent Dividend Period, the period beginning on and including the last Dividend Payment Date (as defined below) and ending on, but excluding, the next Dividend Payment Date or the stated maturity date, as the case may be.

“SOFR Administrator” means CME Group Benchmark Administration Limited as administrator of the forward-looking term SOFR (or a successor administrator).

“Term SOFR Rate” means, for each Dividend Period, the secured overnight financing rate at two (2) Business Days prior to the commencement of such Dividend Period for rates with a tenor of three months, as such rate is published by the SOFR Administrator.

2.2. Declaration and Payment; Dividends in Arrears.

(a) Dividends on the Series A Term Preferred Shares with respect to any Dividend Period shall be declared to the Holders of record of such shares as their names shall appear on the registration books of the Fund at the close of business on the applicable record date, which is expected be the last Business Day of the month ending immediately prior to the Dividend Payment Date with respect to such Dividend Period (each, a “Record Date”) (such date generally expected to be not more than twenty (20) nor less than seven (7) calendar days prior thereto). The Record Date may be set by the Board of Trustees or the officers of the Fund acting on behalf of the Board of Trustees.

(b)  Dividends declared pursuant to Section 2.1 shall be paid on the 15th day of February, May, August, and November of each year, with the first payment date on February 15, 2025 (each, a “Dividend Payment Date”) to the Holders of Series A Term Preferred Shares as their names appear on the registration books of the Fund at the close of business on the applicable Record Date for such dividend; provided, however, that dividends with respect to the first Dividend Period of the Series A Term Preferred Shares will be paid on February 15, 2025 to Holders of record of such Series A Term Preferred Shares as their names appear on the registration books of the Fund at the close of business on January 31, 2025. If a Dividend Payment Date falls on a non-Business Day (as defined below), the applicable dividend payment will be made on the next Business Day and no additional dividend payment will accrue as a result of such delayed payment.

(c)  Dividends in arrears on Series A Term Preferred Shares for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders of such shares as their names appear on the registration books of the Fund on the applicable Record Date. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on Series A Term Preferred Shares which may be in arrears.

2.3. No full dividends and distributions shall be declared or paid on the Series A Term Preferred Shares for any Dividend Period or part thereof unless full cumulative dividends and distributions due through the most recent Dividend Payment Dates therefor for all Outstanding Preferred Shares have been or contemporaneously are declared and paid through the most recent Dividend Payment Dates therefor. If full cumulative dividends and distributions due have not been declared and paid on all Outstanding Preferred Shares, any dividends and distributions being declared and paid on the Series A Term Preferred Shares will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on each such series of Preferred Shares on the relevant dividend payment date for such series. No Holders of Series A Term Preferred Shares shall be entitled to any dividends and distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and distributions as provided in this Section 2.3 on the Series A Term Preferred Shares.

2.4. For so long as any Series A Term Preferred Shares are Outstanding, except as contemplated herein, the Fund shall not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares, or (z) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, in each case,

(a) immediately thereafter, the Fund shall have “asset coverage,” as defined for purposes of Section 18(h) of the Investment Company Act of 1940, as amended, or any successor statute (the “1940 Act”) (“Asset Coverage”), of at least 200% with respect to all Outstanding senior securities which are shares of the Fund, including all Outstanding Series A Term Preferred Shares (or such other percentage as may in the future be specified in the 1940 Act or by rule, regulation or order of the Securities and Exchange Commission (the “SEC”) as the minimum asset coverage for senior securities which are shares of a closed-end registered investment company), after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds;

(b) all cumulative dividends and distributions on all Preferred Shares due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been either (i) declared and paid or (ii) declared and Deposit Securities (as defined below) or sufficient funds (in accordance with the terms of such Preferred Shares) for the payment thereof shall have been deposited irrevocably with the paying agent for such Preferred Shares; and

(c) the Fund shall have deposited Deposit Securities pursuant to and in accordance with the requirements of Section 5.5 hereof with respect to Outstanding Series A Term Preferred Shares to be redeemed pursuant to Section 5.1 or Section 5.2 hereof for which a Notice of Redemption (as defined below) shall have been given or shall have been required to be given in accordance with the terms hereof on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.

“Outstanding” means, as of any date with respect to a series of Preferred Shares, the number of shares of such series of Preferred Shares theretofore issued by the Fund except (without duplication): (A) any shares of the applicable series of Preferred Shares theretofore cancelled or redeemed or delivered to the Redemption and Paying Agent for cancellation or redemption in accordance with the terms hereof; (B) any shares of the applicable series of Preferred Shares as to which the Fund shall have given a Notice of Redemption and irrevocably deposited with the Redemption and Paying Agent sufficient Deposit Securities to redeem such shares in accordance with ARTICLE V hereof; and (C) any shares of the applicable series of Preferred Shares as to which the Fund shall be the Holder or the beneficial owner.

“Deposit Securities” means, as of any date, any U.S. dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant Redemption Date (as defined below), Dividend Payment Date or other payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security: (A) cash or any cash equivalent; (B) any U.S. Government Obligation (as defined below); (C) any Short-Term Money Market Instrument (as defined below); (D) any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act, that invests principally in Short-Term Money Market Instruments or U.S. Government Obligations or any combination thereof; or (E) any letter of credit from a bank or other financial institution that has a credit rating from at least one nationally recognized statistical rating organization that is the highest applicable rating generally ascribed by such rating agency to bank deposits or short-term debt of similar banks or other financial institutions as of the date of this Supplement (or such rating’s future equivalent).

“Short-Term Money Market Instruments” means the following types of instruments if, on the date of purchase or other acquisition thereof by the Fund, the remaining term to maturity thereof is not in excess of 180 days: (i) commercial paper rated A-1, if such commercial paper matures within 30 days, or A-1+, if such commercial paper matures in over 30 days; (ii) demand or time deposits in, and bankers’ acceptances and certificates of deposit of (A) a depository institution or trust company incorporated under the laws of the United States of America or any state thereof or the District of Columbia or (B) a U.S. branch office or agency of a foreign depository institution (provided that such branch office or agency is subject to banking regulation under the laws of the United States, any state thereof or the District of Columbia); and (iii) overnight funds.

“U.S. Government Obligations” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than U.S. treasury bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

2.5. Any dividend payment made on Series A Term Preferred Shares shall first be credited against the dividends and distributions accumulated with respect to the earliest Dividend Period for which dividends and distributions have not been paid.

2.6. Not later than 12:00 noon, New York City time, on a Dividend Payment Date, the Fund shall deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value (as defined below) on such date sufficient to pay the dividends and distributions that are payable on such Dividend Payment Date. The Fund may direct the Redemption and Paying Agent with respect to the investment or reinvestment of any such Deposit Securities prior to the Dividend Payment Date, provided, that such investment consists exclusively of Deposit Securities and provided, further, that the proceeds of any such investment will be available as same day funds at the opening of business on such Dividend Payment Date.

“Market Value” of any asset means, for securities for which market quotations are readily available, the market value thereof determined by an independent third-party pricing service designated from time to time by the Board of Trustees or its designee. Market Value of any asset shall include any interest accrued thereon. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods that include consideration of: yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. The pricing service may employ electronic data processing techniques or a matrix system, or both, to determine recommended valuations.

2.7. All Deposit Securities paid to the Redemption and Paying Agent for the payment of dividends payable on the Series A Term Preferred Shares shall be held in trust for the payment of such dividends by the Redemption and Paying Agent for the benefit of the Holders entitled to the payment of such dividends pursuant to Section 2.2. Any moneys paid to the Redemption and Paying Agent in accordance with the foregoing but not applied by the Redemption and Paying Agent to the payment of dividends, including interest earned on such moneys while so held, will, to the extent permitted by law, be repaid to the Fund as soon as possible after the date on which such moneys were to have been so applied, upon request of the Fund.

2.8.	Dividend Default.

(a) The Dividend Rate on the Series A Term Preferred Shares shall be adjusted, for any calendar day, to the Floating Dividend Rate plus two percent (2%) per annum (the “Default Rate”) in the following circumstances. Subject to the cure provisions below, a “Default Period” with respect to the Series A Term Preferred Shares shall commence on any date the Fund fails to deposit with the Redemption and Paying Agent by 12:00 noon, New York City time, on (A) a Dividend Payment Date, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Dividend Payment Date sufficient to pay the full amount of any dividend payable on such Dividend Payment Date (a “Dividend Default”) or (B) an applicable Redemption Date, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Redemption Date sufficient to pay the full amount of the Liquidation Preference for the Series A Term Preferred Shares, plus an amount equal to all unpaid dividends and distributions on such shares accumulated to (but excluding) the date fixed for such distribution or payment on such shares (whether or not earned or declared by the Fund, but excluding interest thereon) (such amount, the “Redemption Price”), payable in respect of such series on such Redemption Date (a “Redemption Default” and together with a Dividend Default, hereinafter referred to as “Default”). Subject to the cure provisions of Section 2.8(b) below, a Default Period with respect to a Default on the Series A Term Preferred Shares shall end on the calendar day on which the New York Stock Exchange is open for trading (each such day, a “Business Day”) on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends and any unpaid Redemption Price shall have been deposited irrevocably in trust in same day funds with the Redemption and Paying Agent. The Dividend Rate on the Series A Term Preferred Shares for each calendar day during the Default Period will be equal to the Default Rate.

(b) No Default Period for the Series A Term Preferred Shares with respect to any Default on the Series A Term Preferred Shares shall be deemed to commence if the amount of any dividend or any Redemption Price due in respect of the Series A Term Preferred Shares (if such Default is not solely due to the willful failure of the Fund) is deposited irrevocably in trust, in same-day funds, with the Redemption and Paying Agent by 12:00 noon, New York City time, on a Business Day that is not later than three (3) Business Days after the applicable Dividend Payment Date or Redemption Date with respect to which such Default occurred, together with an amount equal to the Default Rate applied to the amount and period of such non-payment based on the actual number of calendar days comprising such period divided by three hundred and sixty (360).

ARTICLE III

LIQUIDATION RIGHTS

3.1. In the event of any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the Holders of Series A Term Preferred Shares shall be entitled to receive out of the assets of the Fund available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares, a liquidation distribution of the Redemption Price, and such Holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

3.2. If, upon any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the assets of the Fund available for distribution among the Holders of all Outstanding Series A Term Preferred Shares and any other Outstanding Preferred Shares shall be insufficient to permit the payment in full to such Holders of the Redemption Price as provided in Section 3.1 above and the amounts due upon liquidation with respect to such other Preferred Shares, then such available assets shall be distributed among the Holders of such Series A Term Preferred Shares and such other Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, unless and until the Redemption Price as provided in Section 3.1 above has been paid in full to the Holders of such shares, no dividends, distributions or other payments will be made on, and no redemption, purchase or other acquisition by the Fund will be made by the Fund in respect of, Common Shares.

3.3. Neither the sale of all or substantially all of the property or business of the Fund, nor the merger, consolidation or reorganization of the Fund into or with any other business or statutory trust, corporation or other entity, nor the merger, consolidation or reorganization of any other business or statutory trust, corporation or other entity into or with the Fund shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purpose of this ARTICLE III.

ARTICLE IV

ASSET COVERAGE TEST

4.1. Asset Coverage Requirement. For so long as any Series A Term Preferred Shares are Outstanding, the Fund shall have Asset Coverage of at least 200% as of the close of business on the last Business Day of any of the three month periods ending March 31, June 30, September 30 or December 31 of each year (each, a “Calendar Quarter”). If the Fund shall fail to maintain such Asset Coverage as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 5.2(a) shall be applicable, which provisions shall constitute the sole remedy for the Fund’s failure to comply with the provisions of this Section 4.1.

4.2. Calculation of Asset Coverage. For purposes of determining whether the requirements of Section 4.1 are satisfied, (i) no Series A Term Preferred Shares or other Preferred Shares shall be deemed to be Outstanding for purposes of any computation required by Section 4.1 if, prior to or concurrently with such determination, either (x) sufficient Deposit Securities or other sufficient funds (in accordance with the terms of the Series A Term Preferred Shares or other Preferred Shares) to pay the full Redemption Price for the Series A Term Preferred Shares or other Preferred Shares (or the portion thereof to be redeemed) shall have been deposited in trust with the paying agent for the Series A Term Preferred Shares or other Preferred Shares and the requisite notice of redemption for the Series A Term Preferred Shares or other Preferred Shares (or the portion thereof to be redeemed) shall have been given or (y) sufficient Deposit Securities or other sufficient funds (in accordance with the terms of the Series A Term Preferred Shares or other Preferred Shares) to pay the full Redemption Price for the Series A Term Preferred Shares or other Preferred Shares (or the portion thereof to be redeemed) shall have been segregated by a bank, as defined in Section 2(a)(5) of the 1940 Act, that has the qualifications prescribed in Section 26(a)(1) of the 1940 Act, or such other entity as shall be then providing custodian services to the Fund as permitted by the 1940 Act or any rule, regulation, or order thereunder (the “Custodian,” which shall include any similarly qualified sub-custodian duly appointed by the Custodian) and the Fund from the assets of the Fund, by means of appropriate identification on the Custodian’s books and records or otherwise in accordance with the Custodian’s normal procedures, and (ii) the Deposit Securities or other sufficient funds that shall have been deposited with the applicable paying agent and/or segregated by the Custodian, as applicable, as provided in clause (i) of this sentence shall not be included as assets of the Fund for purposes of such computation.

ARTICLE V

REDEMPTION

Series A Term Preferred Shares shall be subject to redemption by the Fund as provided below:

5.1. Term Redemption. The Fund shall redeem all Series A Term Preferred Shares on November 15, 2029 (the “Term Redemption Date”) at a price per share equal to the Redemption Price.

5.2.	Asset Coverage Mandatory Redemption.

(a) If the Fund fails to comply with the Asset Coverage requirement as provided in Section 4.1 as of the last Business Day of any Calendar Quarter and such failure is not cured as of the date that is thirty (30) calendar days following the date of filing of the Fund’s Annual Report on Form N-CSR, Semiannual Report on Form N-CSRS or Reports on Form N-PORT (with respect to the first and third Calendar Quarters) (each, an “SEC Report”) with the SEC following the end of the applicable Calendar Quarter (such Business Day, the “Asset Coverage Cure Date”), the Fund shall, to the extent permitted by the 1940 Act and Delaware law, by the close of business on such Asset Coverage Cure Date, fix a redemption date and proceed to redeem in accordance with the terms of such Preferred Shares, a sufficient number of Preferred Shares, which at the Fund’s sole option (to the extent permitted by the 1940 Act and Delaware law) may include any number or proportion of the Series A Term Preferred Shares, to enable it to meet the requirements of Section 5.2(b). In the event that any Series A Term Preferred Shares then Outstanding are to be redeemed pursuant to this Section 5.2(a), the Fund shall redeem such shares at a price per share equal to the Redemption Price.

(b) On the redemption date for a redemption contemplated by Section 5.2(a), the Fund shall redeem, out of funds legally available therefor, (x) such number of Preferred Shares (which may include at the sole option of the Fund any number or proportion of the Series A Term Preferred Shares) that, when combined with any previous borrowings repaid or other debt securities redeemed, the repayment or redemption of which, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, would result in the Fund having Asset Coverage on such Asset Coverage Cure Date of at least 200% (provided, however, that if there is no such minimum number of Series A Term Preferred Shares and other Preferred Shares the redemption or retirement of which would have such result, all Series A Term Preferred Shares and other Preferred Shares then Outstanding shall be redeemed), or (y) if fewer, the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Declaration of Trust and applicable law, provided, further, that in connection with redemption for failure to maintain such Asset Coverage requirement, the Fund may at its sole option, but is not required to, redeem a sufficient number of Series A Term Preferred Shares pursuant to this Section 5.2 that, when aggregated with other Preferred Shares redeemed by the Fund, would result, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, in the Fund having Asset Coverage on such Asset Coverage Cure Date of up to and including 285%. The Fund shall effect such redemption on the date fixed by the Fund therefor, which date shall not be later than ninety (90) calendar days after such Asset Coverage Cure Date, except that if the Fund does not have funds legally available for the redemption of all of the required number of Series A Term Preferred Shares and other Preferred Shares which have been designated to be redeemed or the Fund otherwise is unable to effect such redemption on or prior to ninety (90) calendar days after such Asset Coverage Cure Date, the Fund shall redeem those Series A Term Preferred Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption. If fewer than all of the Outstanding Series A Term Preferred Shares are to be redeemed pursuant to this Section 5.2, the number of Series A Term Preferred Shares to be redeemed shall be redeemed (A) pro rata among the Outstanding Series A Term Preferred Shares or (B) by lot.

(c) Notwithstanding anything to the contrary in this Supplement, pursuant to Rule 23c-3(b)(9) under the 1940 Act, the Fund may redeem the Series A Term Preferred Shares at any time, without payment of the Make Whole Amount, Prepayment Premium (as defined below), or any other premium or penalty, to the extent necessary to permit the Fund to repurchase its Common Shares in such repurchase offer amount as the Board of Trustees shall determine, pursuant to the Fund’s fundamental policy to make quarterly repurchase offers pursuant to Rule 23c-3 of the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the Common Shares outstanding at net asset value, in compliance with the Asset Coverage requirements of Section 18 of the 1940 Act.

5.3. Optional Redemption within Two Years.

(a) Subject to the provisions of Section 5.3(b), on any Business Day (any such Business Day referred to as an “Optional Redemption Date”) during the period beginning on the Date of Original Issue and ending at the close of business on November 15, 2026 (“Make Whole Period”), the Fund may redeem, in whole or in part, the Outstanding Series A Term Preferred Shares at a price per share equal to the Redemption Price plus (1) the Make Whole Amount and (2) the Prepayment Premium.

(b) If fewer than all of the Outstanding Series A Term Preferred Shares are to be redeemed pursuant to Section 5.3(a), the Series A Term Preferred Shares to be redeemed shall be selected either (A) pro rata or (B) by lot. Subject to the provisions of this Supplement and applicable law, the Board of Trustees will have the full power and authority to prescribe the terms and conditions upon which Series A Term Preferred Shares will be redeemed pursuant to this Section 5.3(b) from time to time.

(c) The Fund may not on any date deliver a Notice of Redemption pursuant to Section 5.5 in respect of a redemption contemplated to be effected pursuant to this Section 5.3 unless on such date the Fund has available Deposit Securities for the Optional Redemption Date contemplated by such Notice of Redemption having a Market Value not less than the amount due to Holders of Series A Term Preferred Shares by reason of the redemption of such Series A Term Preferred Shares on such Optional Redemption Date.

“Make Whole Amount” means, with respect to any Series A Term Preferred Share, an amount equal to the excess, if any, of the Discounted Value of the Remaining Scheduled Payments with respect to the Liquidation Preference over the amount of such Liquidation Preference, provided that the Make Whole Amount may in no event be less than zero. For the purposes of determining the Make Whole Amount, the following terms have the following meanings:

(1) “Discounted Value” means, with respect to the Liquidation Preference, the amount obtained by discounting all Remaining Scheduled Payments with respect to such Liquidation Preference from their respective scheduled due dates to the Settlement Date with respect to such Liquidation Preference, in accordance with accepted financial practice and at a discount factor (applied quarterly on a Dividend Date) equal to the Reinvestment Yield with respect to such Liquidation Preference.

(2) “Reinvestment Yield” means, with respect to the Liquidation Preference, 0.50% over the yield to maturity implied by the “Ask Yield(s)” reported as of 10:00 a.m. (New York City time) on the second Business Day preceding the Settlement Date with respect to such Liquidation Preference, on the display designated as “Page PX1” (or such other display as may replace Page PX1) on Bloomberg Financial Markets for the most recently issued actively traded on the run U.S. Treasury securities (“Reported”) having a maturity equal to the Remaining Average Life of such Liquidation Preference as of such Settlement Date. If there are no such U.S. Treasury securities Reported having a maturity equal to such Remaining Average Life, then such implied yield to maturity will be determined by (i) converting U.S. Treasury bill quotations to bond equivalent yields in accordance with accepted financial practice and (ii) interpolating linearly between the “Ask Yields” Reported for the applicable most recently issued actively traded on the run U.S. Treasury securities with the maturities (1) closest to and greater than such Remaining Average Life and (2) closest to and less than such Remaining Average Life. The Reinvestment Yield shall be rounded to the number of decimal places as appears in the dividend rate.

If such yields are not Reported or the yields Reported as of such time are not ascertainable (including by way of interpolation), then “Reinvestment Yield” means, with respect to the Liquidation Preference, the sum of (x) .50% plus (y) the yield to maturity implied by the U.S. Treasury constant maturity yields reported, for the latest day for which such yields have been so reported as of the second Business Day preceding the Settlement Date with respect to such Liquidation Preference, in Federal Reserve Statistical Release H.15 (or any comparable successor publication) for the U.S. Treasury constant maturity having a term equal to the Remaining Average Life of such MRP Liquidation Preference Amount as of such Settlement Date. If there is no such U.S. Treasury constant maturity having a term equal to such Remaining Average Life, such implied yield to maturity will be determined by interpolating linearly between (1) the U.S. Treasury constant maturity so reported with the term closest to and greater than such Remaining Average Life and (2) the U.S. Treasury constant maturity so reported with the term closest to and less than such Remaining Average Life. The Reinvestment Yield shall be rounded to the number of decimal places as appears in the dividend rate.

(3) “Remaining Average Life” means, with respect to the Liquidation Preference, the number of years (calculated to the nearest one twelfth year) that will elapse between the Settlement Date with respect to the Liquidation Preference and the scheduled due date of such Remaining Scheduled Payment.

(4) “Remaining Scheduled Payments” means, with respect to the Liquidation Preference, all payments of such Liquidation Preference and dividends thereon that would have been due after the Settlement Date through the Make Whole Period , assuming that, for purposes of calculating the Remaining Scheduled Payments, the applicable Dividend Rate will be equal to the Swap Rate (as defined below); provided that if such Settlement Date is not a Dividend Payment Date, then the amount of the next succeeding scheduled dividend payment will be reduced by the amount of dividends accrued to such Settlement Date and required to be paid on such Settlement Date pursuant to Section 3.

(5) “Settlement Date” means, with respect to the Liquidation Preference, the date on which such Liquidation Preference is to be prepaid pursuant to this Section 5.

(6) “Swap Rate” means, the IRSB Swap Screen Rate for the tenor corresponding to the amount of time that would elapse between the Settlement Date and the Term Redemption Date (determined by interpolating linearly, as appropriate) plus 4.50% (450 basis points).

5.4. Optional Redemption between Two and Three Years.

(a) Subject to the provisions of Section 5.4(b), on any Business Day following the close of business on November 15, 2026 through November 15, 2027, the Fund may redeem in whole or in part from time to time the Outstanding Series A Term Preferred Shares at a price per share equal to the Redemption Price plus 1.00% of the Liquidation Preference of the Series A Term Preferred Shares being redeemed (the “Prepayment Premium”).

(b) If fewer than all of the Outstanding Series A Term Preferred Shares are to be redeemed pursuant to Section 5.4(a), the Series A Term Preferred Shares to be redeemed shall be selected either (A) pro rata or (B) by lot. Subject to the provisions of this Supplement and applicable law, the Board of Trustees will have the full power and authority to prescribe the terms and conditions upon which Series A Term Preferred Shares will be redeemed pursuant to this Section 5.4 from time to time.

(c) The Fund may not on any date deliver a Notice of Redemption pursuant to Section 5.5 in respect of a redemption contemplated to be effected pursuant to this Section 5.4 unless on such date the Fund has available Deposit Securities for the Optional Redemption Date contemplated by such Notice of Redemption having a Market Value not less than the amount due to Holders of Series A Term Preferred Shares by reason of the redemption of such Series A Term Preferred Shares on such Optional Redemption Date.

5.5. Procedures for Redemption.

(a) If the Fund shall determine or be required to redeem, in whole or in part, Series A Term Preferred Shares pursuant to Section 5.1, Section 5.2, Section 5.3, or Section 5.4, the Fund shall, if required by law or regulation, file a notice of its intention to redeem with the SEC under Rule 23c-2 under the 1940 Act or any successor provision, to the extent applicable, and deliver a notice of redemption (the “Notice of Redemption”), by overnight delivery, by first class mail, postage prepaid, or by Electronic Means (as defined below) to Holders thereof, or request the Redemption and Paying Agent, on behalf of the Fund, to promptly do so by overnight delivery, by first class mail, postage prepaid, or by Electronic Means. A Notice of Redemption shall be provided not less than thirty (30) nor more than sixty (60) calendar days prior to the date fixed for redemption in such Notice of Redemption (the “Redemption Date”). Each such Notice of Redemption shall state: (A) the Redemption Date; (B) the number of Series A Term Preferred Shares to be redeemed; (C) the CUSIP number for Series A Term Preferred Shares; (D) the applicable Redemption Price on a per share basis and the amount of the Make Whole Amount or Prepayment Premium, if any; (E) that dividends on the Series A Term Preferred Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (F) the provision(s) of this Supplement under which such redemption is made. If fewer than all Series A Term Preferred Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of Series A Term Preferred Shares to be redeemed from such Holder or the method of determining such number. The Fund may provide in any Notice of Redemption relating to a redemption contemplated to be effected pursuant to this Supplement that such redemption is subject to one or more conditions precedent and that the Fund shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

“Electronic Means” means e-mail transmission, facsimile transmission or other similar electronic means of communication providing evidence of transmission (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between any two parties, or, if not operative, by telephone (promptly confirmed by any other method set forth in this definition), which, in the case of notices to the Redemption and Paying Agent and the Custodian, shall be sent by such means to each of its representatives set forth in (i) the Redemption and Paying Agent Agreement, or other similarly titled agreement, by and among the Redemption and Paying Agent for the Series A Term Preferred Shares and the Fund and (ii) the Custodian Agreement by and among the Custodian and the Fund with respect to the Series A Term Preferred Shares, respectively.

(b) If the Fund shall give a Notice of Redemption, then at any time from and after the giving of such Notice of Redemption and prior to 12:00 noon, New York City time, on the Redemption Date (so long as any conditions precedent to such redemption have been met or waived by the Fund), the Fund shall (A) deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on the date thereof no less than the Redemption Price of the Series A Term Preferred Shares to be redeemed on the Redemption Date and (B) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable Redemption Price to the Holders of the Series A Term Preferred Shares called for redemption on the Redemption Date. The Fund may direct the Redemption and Paying Agent with respect to the investment of any Deposit Securities consisting of cash so deposited prior to the Redemption Date, provided, that the proceeds of any such investment shall be available at the opening of business on the Redemption Date as same day funds.

(c) Upon the date of the deposit of such Deposit Securities, all rights of the Holders of the Series A Term Preferred Shares so called for redemption shall cease and terminate except the right of the Holders thereof to receive the Redemption Price thereof and such Series A Term Preferred Shares shall no longer be deemed Outstanding for any purpose whatsoever (other than (A) the transfer thereof prior to the applicable Redemption Date and (B) the accumulation of dividends thereon in accordance with the terms hereof up to (but excluding) the applicable Redemption Date, which accumulated dividends, unless previously or contemporaneously declared and paid as contemplated by Section 5.5(d) below, shall be payable only as part of the applicable Redemption Price on the Redemption Date). The Fund shall be entitled to receive, promptly after the Redemption Date, any Deposit Securities in excess of the aggregate Redemption Price of the Series A Term Preferred Shares called for redemption on the Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of ninety (90) calendar days from the Redemption Date shall, to the extent permitted by law, be repaid to the Fund, after which the Holders of the Series A Term Preferred Shares so called for redemption shall look only to the Fund for payment of the Redemption Price thereof. The Fund shall be entitled to receive, from time to time after the Term Redemption Date, any interest on the Deposit Securities so deposited.

(d) Notwithstanding the other provisions of this ARTICLE V, except as otherwise required by law, the Fund shall not redeem any Series A Term Preferred Shares unless all accumulated and unpaid dividends and distributions on all Outstanding Series A Term Preferred Shares and other series of Preferred Shares ranking on a parity with the Series A Term Preferred Shares with respect to dividends and distributions for all applicable past Dividend Periods (whether or not earned or declared by the Fund) (x) shall have been or are contemporaneously paid or (y) shall have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Shares) for the payment of such dividends and distributions shall have been or are contemporaneously deposited with the Redemption and Paying Agent or other applicable paying agent for such Preferred Shares in accordance with the terms of such Preferred Shares, provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding Series A Term Preferred Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding Series A Term Preferred Shares and any other series of Preferred Shares for which all accumulated and unpaid dividends and distributions have not been paid.

(e) To the extent that any redemption for which Notice of Redemption has been provided is not made by reason of the absence of legally available funds therefor in accordance with the Declaration of Trust and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. No Redemption Default shall be deemed to have occurred if the Fund shall fail to deposit in trust with the Redemption and Paying Agent the Redemption Price with respect to any shares where (1) the Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption. Notwithstanding the fact that a Notice of Redemption has been provided with respect to any Series A Term Preferred Shares, dividends may be declared and paid on the Series A Term Preferred Shares in accordance with their terms if Deposit Securities for the payment of the Redemption Price of such Series A Term Preferred Shares shall not have been deposited in trust with the Redemption and Paying Agent for that purpose.

5.6. Redemption Date After Record Date and Before Dividend Payment Date. Notwithstanding Section 5.1, Section 5.2, Section 5.3, and Section 5.4, if any Redemption Date occurs after the applicable Record Date for a dividend, but on or prior to the related Dividend Payment Date, the dividend payable on such Dividend Payment Date in respect of such Series A Term Preferred Shares shall be payable on such Dividend Payment Date to the Holders of record of such Series A Term Preferred Shares at the close of business on the applicable Record Date, and shall not be payable as part of the Redemption Price for such Series A Term Preferred Shares.

5.7. Redemption and Paying Agent as Trustee of Redemption Payments by Fund. All Deposit Securities transferred to the Redemption and Paying Agent for payment of the Redemption Price of the Series A Term Preferred Shares called for redemption shall be held in trust by the Redemption and Paying Agent for the benefit of Holders of Series A Term Preferred Shares so to be redeemed until paid to such Holders in accordance with the terms hereof or returned to the Fund in accordance with the provisions of Section 5.5(c) above.

5.8. Compliance with Applicable Law. In effecting any redemption pursuant to this ARTICLE V, the Fund shall use its best efforts to comply with all applicable conditions precedent to effecting such redemption under the 1940 Act and any applicable Delaware law, but shall effect no redemption except in accordance with the 1940 Act and any applicable Delaware law.

5.9. Modification of Redemption Procedures. Notwithstanding the foregoing provisions of this ARTICLE V, the Fund may, in its sole discretion and without a shareholder vote, modify the procedures set forth above with respect to notification of redemption for the Series A Term Preferred Shares, provided, that such modification does not materially and adversely affect the Holders of the Series A Term Preferred Shares or cause the Fund to violate any applicable law, rule or regulation; and provided, further, that no such modification shall in any way alter the rights or obligations of the Redemption and Paying Agent without its prior consent.

ARTICLE VI

VOTING RIGHTS

6.1. One Vote Per Series A Term Preferred Share. Except as otherwise provided in the Declaration of Trust or as otherwise required by applicable law, (i) each Holder of Series A Term Preferred Shares shall be entitled to one vote for each Series A Term Preferred Share held by such Holder on each matter submitted to a vote of shareholders of the Fund, and (ii) the Holders of Outstanding Preferred Shares, including Outstanding Series A Term Preferred Shares, and holders of outstanding Common Shares shall vote together as a single class; provided, however, that the Holders of Outstanding Preferred Shares, including Outstanding Series A Term Preferred Shares, shall be entitled, as a class, to the exclusion of the Holders of all other securities and classes of Shares of the Fund, to elect two Trustees of the Fund at all times. Subject to Section 6.2, the Holders of outstanding Common Shares and Preferred Shares, including Series A Term Preferred Shares, voting together as a single class, shall elect the balance of the Trustees.

6.2. Voting For Additional Trustees.

(a) Voting Period. During any period in which any one or more of the conditions described in clauses (i) or (ii) of this Section 6.2(a) shall exist (such period being referred to herein as a “Voting Period”), the number of Trustees constituting the Board of Trustees shall be automatically increased by the smallest number that, when added to the two Trustees elected exclusively by the Holders of Preferred Shares, including Series A Term Preferred Shares, would constitute a majority of the Board of Trustees as so increased by such smallest number; and the Holders of Preferred Shares, including Series A Term Preferred Shares, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of Shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such Holders are in any event entitled to elect. A Voting Period shall commence:

(i)	if, at the close of business on any dividend payment date for any Outstanding Preferred Shares including any Outstanding Series A Term Preferred Shares, accumulated dividends (whether or not earned or declared) on such Outstanding Preferred Shares equal to at least two (2) full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or

(ii)	if at any time Holders of Preferred Shares are otherwise entitled under the applicable provisions of the 1940 Act to elect a majority of the Board of Trustees.

Upon the termination of a Voting Period, the voting rights described in this Section 6.2(a) shall cease, subject always, however, to the revesting of such voting rights in the Holders of Preferred Shares upon the further occurrence of any of the events described in this Section 6.2(a).

(b) Notice of Special Meeting. As soon as practicable after the accrual of any right of the Holders of Preferred Shares to elect additional Trustees as described in Section 6.2(a), the Fund shall call a special meeting of such Holders and notify the Redemption and Paying Agent and/or such other Person as is specified in the terms of such Preferred Shares to receive notice (i) by mailing or delivery by Electronic Means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Shares, a notice of such special meeting to such Holders, such meeting to be held not less than ten (10) nor more than thirty (30) calendar days after the date of the delivery by Electronic Means or mailing of such notice. If the Fund fails to call such a special meeting, it may be called at the expense of the Fund by any such Holder on like notice. The record date for determining the Holders of Preferred Shares entitled to notice of and to vote at such special meeting shall be the close of business on the Business Day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of Holders of Preferred Shares held during a Voting Period at which Trustees are to be elected, such Holders, voting together as a class (to the exclusion of the Holders of all other securities and classes of Shares of the Fund), shall be entitled to elect the number of Trustees prescribed in Section 6.2(a) on a one-vote-per-share basis.

(c) Terms of Office of Existing Trustees. The terms of office of the incumbent Trustees of the Fund at the time of a special meeting of Holders of the Preferred Shares to elect additional Trustees in accordance with Section 6.2(a) shall not be affected by the election at such meeting by the Holders of Series A Term Preferred Shares and such other Holders of Preferred Shares of the number of Trustees that they are entitled to elect, and the Trustees so elected by the Holders of Series A Term Preferred Shares and such other Holders of Preferred Shares, together with the two (2) Trustees elected by the Holders of Preferred Shares in accordance with Section 6.1 hereof and the remaining Trustees elected by the Holders of the Common Shares and Preferred Shares, shall constitute the duly elected Trustees of the Fund.

(d) Terms of Office of Certain Trustees to Terminate Upon Termination of Voting Period. Simultaneously with the termination of a Voting Period, the terms of office of the additional Trustees elected by the Holders of the Preferred Shares pursuant to Section 6.2(a) shall terminate, the remaining Trustees shall constitute the Trustees of the Fund and the voting rights of the Holders of Preferred Shares to elect additional Trustees pursuant to Section 6.2(a) shall cease, subject to the provisions of the last sentence of Section 6.2(a).

6.3. Holders of Series A Term Preferred Shares to Vote on Certain Matters.

(a) Certain Amendments Requiring Approval of Preferred Shares. Except as otherwise permitted by the terms of this Supplement, (1) so long as any Preferred Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least two-thirds of the Preferred Shares Outstanding at the time, voting together as a separate class, amend, alter or repeal the provisions of the Declaration of Trust (or any other document governing the rights of the Preferred Shares or the Holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of such Preferred Shares or the Holders thereof and (2) so long as any Series A Term Preferred Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least two-thirds of the Series A Term Preferred Shares Outstanding at the time, voting together as a separate class, amend, alter or repeal the provisions of the Declaration of Trust (or any other document governing the rights of the Series A Term Preferred Shares or the Holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of such

Series A Term Preferred Shares or the Holders thereof differently than shares of any other series of Preferred Shares; provided, however, that for purposes of this Section 6.3(a), (i) a change in the capitalization of the Fund in accordance with Section 7.1 hereof shall not be considered to materially and adversely affect the rights and preferences of the Preferred Shares, including the Series A Term Preferred Shares, and (ii) a division of a Preferred Share, including the Series A Term Preferred Shares, shall be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the shares. For purposes of the foregoing, no matter shall be deemed to adversely affect any preference, right or power of a Preferred Share or any series thereof, or the Holder of any such share unless such matter (x) alters or abolishes any preferential right of such Preferred Share, or (y) creates, alters or abolishes any right in respect of redemption of such share (other than as a result of a division of a Preferred Share). So long as any Preferred Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of at least two-thirds of the Holders of the Preferred Shares Outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as the Fund is solvent and does not foresee becoming insolvent.

(b) Certain Amendments Requiring Approval of Series A Term Preferred Shares. The Fund cannot effect any amendment, alteration or repeal of the obligation to redeem all of the Series A Term Preferred Shares on November 15, 2029 without the prior unanimous consent of the Holders of Series A Term Preferred Shares.

(c) 1940 Act Matters. Unless a higher percentage is provided for in the Declaration of Trust, the affirmative vote of the Holders of at least “a majority of the outstanding Preferred Shares,” including Series A Term Preferred Shares Outstanding at the time, voting as a separate class, shall be required (A) to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares or (B) any action requiring a vote of Holders of the Fund’s securities pursuant to Section 13(a) of the 1940 Act. For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” means the vote at an annual or special meeting duly called of (i) sixty-seven percent (67%) or more of such shares present at a meeting, if the Holders of more than fifty percent (50%) of such shares are present or represented by proxy at such meeting, or (ii) more than fifty percent (50%) of such shares, whichever is less.

6.4. Voting Rights Set Forth Herein Are Sole Voting Rights. Unless otherwise required by law or the Declaration of Trust, the Holders of Series A Term Preferred Shares shall not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in this ARTICLE VI.

6.5. No Cumulative Voting. The Holders of Series A Term Preferred Shares shall have no rights to cumulative voting.

6.6. Voting for Trustees Sole Remedy for Fund’s Failure to Declare or Pay Dividends. In the event that the Fund fails to declare or pay any dividends on Series A Term Preferred Shares on the Dividend Payment Date therefor, the exclusive remedy of the Holders of the Series A Term Preferred Shares shall be the right to vote for Trustees pursuant to the provisions of this ARTICLE VI. Nothing in this Section 6.6 shall be deemed to affect the obligation of the Fund to accumulate and, if permitted by applicable law and the Declaration of Trust, pay dividends at the Default Rate in the circumstances contemplated by Section 2.8 hereof.

6.7. Holders Entitled to Vote. For purposes of determining any rights of the Holders of Series A Term Preferred Shares to vote on any matter, whether such right is created by the Declaration of Trust, by statute or otherwise, no Holder of Series A Term Preferred Shares shall be entitled to vote any Series A Term Preferred Share and no Series A Term Preferred Share shall be deemed to be “Outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such Series A Term Preferred Share shall have been given in accordance with this Supplement and Deposit Securities for the payment of the Redemption Price of such Series A Term Preferred Share shall have been deposited in trust with the Redemption and Paying Agent for that purpose. No Series A Term Preferred Share held by the Fund shall have any voting rights or be deemed to be Outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

ARTICLE VII

MISCELLANEOUS

7.1. Issuance of Additional Preferred Shares. So long as any Series A Term Preferred Shares are Outstanding, the Fund may, without the vote or consent of the Holders thereof, (a) authorize, establish and create and issue and sell shares of one or more series of a class of senior securities of the Fund representing shares under Section 18 of the 1940 Act, ranking on a parity with the Series A Term Preferred Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or the winding up of the affairs of the Fund, in addition to then Outstanding Series A Term Preferred Shares, and (b) authorize, issue and sell additional shares of any such series then Outstanding or so established and created, including additional Series A Term Preferred Shares, in each case in accordance with applicable law, provided, that the Fund shall, immediately after giving effect to the issuance of such additional Preferred Shares and to its receipt and application of the proceeds thereof, including to the redemption of Preferred Shares with such proceeds, have Asset Coverage (calculated in the same manner as is contemplated by Section 4.2 hereof) of at least 200%.

7.2. Book-Entry Issuance.

(a) The Series A Term Preferred Shares will be issued in the form of one or more global certificates, or “global securities,” registered in the name of DTC (as defined below). DTC’s nominee is Cede & Co, and, therefore, Cede & Co. will be the initial registered holder of all Series A Term Preferred Shares that are issued in global form. No person that acquires a beneficial interest in Series A Term Preferred Shares will be entitled to receive a certificate representing that person’s interest in the securities except as described below. Unless and until definitive Series A Term Preferred Shares are issued under the limited circumstances described below, all references to actions by holders of Series A Term Preferred Shares issued in global form will refer to actions taken by DTC upon instructions from its participants, and all references to payments and notices to holders will refer to payments and notices to DTC or Cede & Co., as the registered holder of these securities.

(b) Purchases of Series A Term Preferred Shares under the DTC system must be made by or through Direct Participants (as defined below), which will receive a credit for the Series A Term Preferred Shares on DTC’s records. The ownership interest of each actual purchaser of each Series A Term Preferred Share (the “Beneficial Owner”) will in turn be recorded on the Direct and Indirect Participants’ (as defined below) records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the Series A Term Preferred Shares are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in the Series A Term Preferred Shares, except in the event that use of the book-entry system for the Series A Term Preferred Shares is discontinued.

(c) To facilitate subsequent transfers, all Series A Term Preferred Shares deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC. The deposit of Series A Term Preferred Shares with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts the securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

(d) Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

(e) Notices of Redemption will be sent to DTC. If less than all of the outstanding Series A Term Preferred Shares are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

(f) Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to the Series A Term Preferred Shares unless authorized by a Direct Participant in accordance with DTC’s procedures. Under its usual procedures, DTC will mail an Omnibus Proxy to the Fund as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct Participants to whose accounts Series A Term Preferred Shares are credited on the record date (identified in a listing attached to the Omnibus Proxy).

(g) Redemption proceeds, distributions and interest payments on the Series A Term Preferred Shares will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from the Fund or the applicable trustee or depositary on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC nor its nominee, the applicable trustee or depositary, or the Fund, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions and interest payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of the Fund or the applicable trustee or depositary. Disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

(h) DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the Fund or to the applicable trustee or depositary. Under such circumstances, in the event that a successor securities depository is not obtained, certificates are required to be printed and delivered. The Fund may discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.

(i) None of the Fund, its investment adviser, any registrar and transfer agent, trustee, any depositary, or any agent of any of them, will have any responsibility or liability for any aspect of DTC’s or any participant’s records relating to, or for payments made on account of, beneficial interests in a global security, or for maintaining, supervising or reviewing any records relating to such beneficial interests.

“DTC” is The Depository Trust Company, a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

“Direct Participants” are those participants that deposit securities with DTC, which include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations.

“Indirect Participants” are those participants that access to the DTC system through or maintain a custodial relationship with a Direct Participant, either directly or indirectly.

7.3. Notice. All notices or communications hereunder, unless otherwise specified in this Supplement, shall be sufficiently given if in writing and delivered in person, by Electronic Means or by overnight mail or delivery or mailed by first-class mail, postage prepaid. Notices delivered pursuant to this Section 7.3 shall be deemed given on the date received or, if mailed by first class mail, on the date five (5) calendar days after which such notice is mailed.

7.4. Termination. In the event that no Series A Term Preferred Shares are Outstanding, all rights and preferences of the Series A Term Preferred Shares established and designated hereunder shall cease and terminate, and all obligations of the Fund under this Supplement with respect to such Series A Term Preferred Shares shall terminate.

7.5. Amendment. The Board of Trustees may, by resolution duly adopted, without shareholder approval (except as otherwise provided by this Supplement or required by applicable law) amend this Supplement so as to reflect any amendments to the terms applicable to the Series A Term Preferred Shares, including an increase in the number of authorized Series A Term Preferred Shares.

7.6. Actions on Other than Business Days. Unless otherwise provided herein, if the date for making any payment, performing any act or exercising any right, in each case as provided for in this Supplement, is not a Business Day, such payment shall be made, act performed or right exercised on the next succeeding Business Day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount shall accrue for the period between such nominal date and the date of payment.

7.7. Modification. The Board of Trustees, without the vote of the Holders of Series A Term Preferred Shares, may interpret, supplement or amend the provisions of this Supplement to supply any omission, resolve any inconsistency or ambiguity or to cure, correct or supplement any defective or inconsistent provision, including any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Shares of the Fund.

7.8. Information Rights. During any period in which the Fund is not subject to the reporting requirements of Section 13 or 15(d) of the Exchange Act, and any Series A Term Preferred Shares are Outstanding, the Fund will provide Holders of Series A Term Preferred Shares, without cost, copies of SEC Reports that the Fund would have been required to file pursuant to Section 13 or 15(d) of the Exchange Act if the Fund was subject to such provisions or, alternatively, the Fund will voluntarily file SEC Reports as if the Fund was subject to Section 13 or 15(d) of the Exchange Act.

7.9. Transfers. Beneficial Owners may not sell or transfer Series A Term Preferred Shares to any person (“Transferee”), unless the Transferee executes a joinder to the Purchase Agreement (as defined below) whereby such Transferee agrees to be subject to the terms of the Purchase Agreement.

“Purchase Agreement” is that certain purchase agreement, dated November [15], 2024, by and among the Fund and each purchaser identified on Appendix A thereto.

7.10. No Additional Rights. Unless otherwise required by law or the Declaration of Trust, the Holders of Series A Term Preferred Shares shall not have any relative rights or preferences or other special rights other than those specifically set forth in this Supplement.

7.11.	Interpretation.

(a) The headings preceding the text of the Articles and Sections included in this Supplement are for convenience only and shall not be deemed part of this Supplement or be given any effect in interpreting this Supplement. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of this Supplement. The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively. Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually.

(b) Reference to any agreement (including this Supplement), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder. Underscored references to Articles and Sections shall refer to those portions of this Supplement. The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to this Supplement as a whole and not to any particular Article, Section or clause of this Supplement.

[Signature Page Follows]

IN WITNESS WHEREOF, the Fund has caused this Supplement to be duly executed by its duly authorized officer as of this 15th day of November 2024.

EAGLE POINT ENHANCED INCOME TRUST

By:	/s/ Kenneth P. Onorio
	Name:	Kenneth P. Onorio
	Title:	Chief Financial Officer